IMPAIRMENT OF LONG TERM ASSETS (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended			12 Months Ended
	Mar. 31, 2013 vessel	Dec. 31, 2012 vessel	Sep. 30, 2012 vessel	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment Impairment or Disposal [Abstract]
Impairment losses on vessels and equipment				$ 0	$ 5.3	$ 41.6
Number of vessels impaired	1		3
Number of vessels disposed of which were impaired		2